Precious Metals Fund Expense Example - Investor Class and Class H [Member] - Precious Metals Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,608
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	$ 1,885